Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 110,387	$ 84,242	$ 86,135
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	(1,075)	(455)	(502)
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment, after Tax	4,046	9,241	(109)
Other comprehensive (loss) income, net of income tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(2,971)	(8,786)	611
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	2,024	(1,184)	0
Other Comprehensive Income (Loss), Securities, Available-for-sale, Adjustment, before Reclassification Adjustments, after Tax	(17,586)	1,261	(2,713)
Other Comprehensive Income (Loss), Securities, Available-for-sale, Adjustment, after Tax	(15,562)	77	(2,713)
Other Comprehensive Income (Loss), Net of Tax	(18,533)	(8,709)	(2,102)
Comprehensive income	$ 91,854	$ 75,533	$ 84,033